January 22, 2010

VIA ELECTRONIC TRANSMISSION

Linda Stirling, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Baron Investment Funds Trust (the “Registrant”)—Securities and Exchange Commission (“SEC” or the “Staff”) Review of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, File Nos. 033-12112; 811-05032

Dear Ms. Stirling:

This letter is in response to comments that the Registrant received verbally from the Staff on Thursday, January 14, 2010 in connection with the Registrant’s Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A as filed with the SEC on November 30, 2009.

In addition, in connection with this filing, the Registrant hereby states the following:

1.	The Registrant acknowledges that in connection with the comments made by the Staff, the Staff has not passed generally on the accuracy or adequacy of the disclosure made herein, and the Registrant and its management are responsible for the content of such disclosure;
2.	The Registrant acknowledges that the Staff’s comments and changes in disclosure in response to the Staff’s comments does not foreclose SEC action, or other action, with respect to the disclosure made herein; and
3.	The Registrant represents that neither the Registrant nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding brought by the SEC or any other person under the federal securities laws of the United States.

The Registrant’s responses to the Staff’s comments are as follows:

COMMENT 1: Prospectus—Cover Page

Comment: Remove the information regarding Baron Select Funds and Baron Investment Funds Trust and each of their respective series from the cover page of the prospectus because this information is not required by Items 1-8 of Form N-1A.

Response: The Registrant has included this informational language on page 29 of the prospectus pursuant to Item 9 of Form N-1A.

COMMENT 2: Summary Prospectus—Fees and Expenses of the Fund—Annual Fund Operating Expenses

Comment: Change the heading “Operating Expenses” in the Annual Fund Operating Expenses table to “Other Expenses.”

Response: The Registrant has changed the heading “Operating Expenses” to “Other Expenses” in the Annual Fund Operating Expenses table in the Summary Prospectus for each Fund.

COMMENT 3: Summary Prospectus—Investments, Risks, and Performance—Principal Investment Strategies of the Fund

Comment: Disclose how individual securities are selected for purchase and sale in the “Principal Investment Strategies of the Fund” section of the Summary Prospectus for each Fund.

Response: The Registrant has added the following language in the “Principal Investment Strategies of the Fund” sections of the Summary Prospectus for each Fund: “The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition.”

COMMENT 4: Summary Prospectus—Investments, Risks, and Performance—Principal Investment Strategies of the Fund

Comment: Specify the types of securities in which the Funds invest in the “Principal Investment Strategies of the Fund” section of the Summary Prospectus for each Fund.

Response: The Registrant has revised the disclosure to specify that the Funds invest primarily in equity securities in the form of common stock.

COMMENT 5: Summary Prospectus—Investments, Risks, and Performance—Performance—Average Annual Total Returns

Comment: Remove the second sentence of the second paragraph following “Average Annual Total Returns” that reads: “In some instances, the “Return after taxes on distributions and sale of Fund shares” is greater than the “Return before taxes” because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains” in the Summary Prospectus for each Fund unless it actually applies to the Fund in question.

Response: The Registrant has not removed the disclosure because it actually applies to each of the Funds.

COMMENT 6: Summary Prospectus—Investments, Risks, and Performance—Performance—Average Annual Total Returns

Comment: Include the footnote “Performance prior to May 29, 2009 is for the Retail Shares which have additional expenses. If the annual returns for the Institutional Shares did not reflect these additional expenses, the returns would be higher” that accompanies the “Average Annual Total Returns” table in the text of the Summary Prospectus for each Fund.

Response: The Registrant respectfully disagrees with the Staff’s comment in that there is no text accompanying the “Average Annual Total Returns” table in which the footnote may logically be placed. The Registrant believes that it is appropriate to keep the footnote in place as it relates to performance of Institutional Shares listed in the table.

COMMENT 7: Summary Prospectus—Fees and Expenses of the Fund—Average Annual Total Returns

Comment: Remove the footnote to the Average Annual Total Returns table that reads “Annualized for the period June 30, 1987 to December 31, 2009” as it is not required by Form N-1A.

Response: The Registrant has removed the footnote accordingly.

COMMENT 8: Summary Prospectus—Fees and Expenses of the Fund— Average Annual Total Returns

Comment: For Baron Asset Fund, explain why each of the broad-based indexes included in the Average Annual Total Returns table is appropriate for the Fund. In addition, a description of the Fund’s primary index is not required by Form N-1A and therefore should be removed from the table.

Response: The Registrant believes that each of the broad-based indexes is appropriate because each is an index of the types of companies in which Baron Asset Fund invests. Moreover, Instruction 6 to Item 27(b)(7) permits a Fund to compare its performance to an additional broad-based index so long as the comparison is not misleading. With respect to the Staff’s comment that a description of the Fund’s primary index is not required by Form N-1A, Instruction 2(b) to Item 4(b)(2) requires a description of the additional indexes listed, and the Registrant believes that in light of that a description of the primary broad-based index is also appropriate.

COMMENT 9: Summary Prospectus—Fees and Expenses of the Fund— Average Annual Total Returns

Comment: Remove the following sentence from the paragraph that follows the Average Annual Total Returns table in the Summary Prospectus for each Fund: “The Fund may also compare its performance to the performance of its respective peer groups, as published by Morningstar and Lipper.”

Response: The Registrant has removed this disclosure from the Summary Prospectus for each Fund.

COMMENT 10: Summary Prospectus—Purchase and Sale of Fund Shares

Comment: Remove the following disclosure regarding the frequent trading policy of the Funds from the Summary Prospectus for each Fund because it is not required by Form N-1A: “The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a six-month period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.”

Response: The Registrant respectfully disagrees with the Staff’s comment. The Registrant believes that most investors will only read the Summary Prospectus and that information that could result in an investor being banned from trading in the Funds should be disclosed. The Registrant believes that it would be unfair to penalize an investor for violating the Fund’s policy of trading in and out of the Fund within a six month period without having prominently disclosed that policy to the investor in the Summary Prospectus. Thus, the Registrant intends to leave the disclosure as is.

COMMENT 11: Summary Prospectus—Investment Goal

Comment: In the Summary Prospectus for each Fund, remove the disclosure following “capital appreciation” from the “Investment Goal” for each Fund as it is not required by Form N-1A.

Response: The Registrant respectfully disagrees with the Staff’s comment and is unable to remove the disclosure following “capital appreciation” from the “Investment Goal” for each Fund as it is a fundamental policy of each Fund and can only be changed by a vote of a majority of each Fund’s shareholders.

COMMENT 12: Summary Prospectus—Investments, Risks, and Performance—Principal Risks of Investing in the Fund

Comment: Add a “Growth Investing” risk to the “Principal Risks of Investing in the Fund” sections of the Summary Prospectus for each Fund.

Response: The Registrant has added the following “Growth Investing” risk to the “Principal Risks of Investing in the Fund” sections of the Summary Prospectus for each Fund: “Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.”

COMMENT 13: Summary Prospectus—Investments, Risks, and Performance—Principal Investment Strategies of the Fund

Comment: For Baron Small Cap Fund, disclose that the Fund invests 80% of its net assets in securities of small-sized growth companies in the “Principal Investment Strategies of the Fund” section of the Fund’s Summary Prospectus.

Response: The Registrant has disclosed that Baron Small Cap Fund invests 80% of its net assets in securities of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase in the “Principal Investment Strategies of the Fund” section of the Fund’s Summary Prospectus.

COMMENT 14: Summary Prospectus—Investments, Risks, and Performance—Principal Risks of Investing in the Fund

Comment: For Baron Small Cap Fund, explain the risks involved in investing in “Special Situations.”

Response: The Registrant has added the following disclosure to the “Special Situations” risk in the Summary Prospectus of Baron Small Cap Fund: “The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.”

COMMENT 15: Summary Prospectus—Fees and Expenses of the Fund—Annual Fund Operating Expenses

Comment: Include the short-term trading fee of 1% on redemptions of shares of Baron iOpportunity Fund held for less than 6 months in the Annual Fund Operating Expenses table and include a footnote explaining that this redemption fee is imposed on shares of the Fund that are held for less than 6 months.

Response: The Registrant respectfully disagrees with the Staff’s comment. The fees in the Annual Fund Operating Expenses table assume that the investment is held for one year. Based on that assumption, the short-term trading fee is inapplicable as the fee is only charged if the investment is held for less than six months.

COMMENT 16: Summary Prospectus—Investments, Risks, and Performance—Principal Investment Strategies of the Fund

Comment: For Baron iOpportunity Fund, explain what a “high growth” business is in the “Principal Investment Strategies of the Fund” section of the Fund’s Summary Prospectus.

Response: The Registrant respectfully disagrees with the Staff’s comment. The Registrant believes that the term “high growth” business is self-explanatory and is widely understood by investors.

COMMENT 17: Summary Prospectus—Investments, Risks, and Performance—Principal Risks of Investing in the Fund

Comment: Change the heading of the “Internet and Information Technology” risk in the Summary Prospectus for Baron iOpportunity Fund because it suggests a more narrow risk than the Fund’s principal investment strategy.

Response: The Registrant has changed the heading of the “Internet and Information Technology” risk in the Fund’s Summary Prospectus to “Technology” and has revised the risk to read as follows: “Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.”

Comment 18: Summary Prospectus—Fees and Expenses of the Fund—Annual Fund Operating Expenses

Comment: Disclose that the expense waiver arrangements for Funds with expense waivers may not be changed by the Adviser without Board approval before January 28, 2011 in the footnote to the Annual Fund Operating Expenses table.

Response: The Registrant has included the following disclosure in response to the Staff’s comment: “The Adviser may not reduce the expense waiver before January 28, 2011 without approval of the Fund’s Board of Trustees.”

COMMENT 19: Summary Prospectus—Fees and Expenses of the Fund—Example

Comment: Conform the introductory language accompanying the “Example” in the Summary Prospectus section for Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund to the language set forth in Form N-1A as follows: “The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (after giving effect to the expense waiver only in Year 1).”

Response: The Registrant has revised the introductory language accompanying the “Example” in the Summary Prospectus sections for Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund accordingly.

COMMENT 20: Prospectus—Additional Investment Risks

Comment: Confirm that the risks included in the “Additional Investment Risks” section of the Prospectus apply equally to all of the Funds, unless where specified.

Response: The Registrant confirms that the additional investment risks apply equally to all of the Funds, unless where specified.

Please do not hesitate to contact me at 212-583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

Patrick M. Patalino

General Counsel

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